William J. Evers

Vice President & Counsel

Tel: 212-314-5027

Fax: 212-314-3953

August 31, 2012

VIA EDGAR

Alison White, Esquire

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

Mail Stop 8629

Washington, DC 20549-8629

RE:	Separate Account FP of AXA Equitable Life Insurance Company

Post-Effective Amendment No. 10 to Registration Statement on Form N-6

File Nos.: 333-132200 and 811-04335

Dear Ms. White:

AXA Equitable Life Insurance Company (“AXA Equitable” or the “Company) today has transmitted via EDGAR for filing, pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 10 and Amendment No. 104 (the “Amendment”) to AXA Equitable’s Form N-6 Registration Statement under the 1933 Act and the Investment Company Act of 1940, respectively (File Nos.: 333-132200 and 811-04335). The Registrant is Separate Account FP of AXA Equitable Life Insurance Company.

The Amendment relates to a new rider that will be made available under AXA Equitable’s Corporate Owned Incentive Life® flexible premium variable life insurance policy. The new Policy Continuation Rider is an optional benefit that will be available to both new and in force policy owners on or about October 24, 2012, in states where it is approved.

The Policy Continuation Rider

The Policy Continuation Rider is an optional rider that provides protection against policy lapse if the policy account value (less any outstanding policy loan) is insufficient to cover the monthly policy charges due to the outstanding policy loan. If certain conditions are met, the policy will automatically become paid up life insurance rather than lapsing.

There is a one-time charge for the rider. The charge is assessed only if the policy continuation rider is exercised. The amount of the charge depends on the life insurance qualification test that the policy owner selected at the time of application.

In order to provide complete and concise disclosure, the supplement included in this Amendment describes the new rider in its entirety and does not make unnecessary cross-references back to the prospectus for the Corporate Owned Incentive Life® variable life insurance policy.

* * * * *

As noted above, we anticipate making the new Policy Continuation Rider available to both new and inforce policy owners on about October 24, 2012. The prospectus supplement included in this Post-Effective Amendment will be used in conjunction with the prospectus that describes the entire policy. To that end, we would appreciate your comments on the Amendment by Monday, October 1, 2012, or as soon as practicable thereafter. We will then file another Post-Effective Amendment that will address any Staff comments on the supplement.

Acceleration of Effectiveness of the Registration Statement and Related Matters

The Registrant and the principal underwriters of the securities being registered (AXA Advisors, LLC and AXA Distributors, LLC) intend to make an oral request for acceleration of the effective date of the Registration Statement to the earliest practicable time.

Accordingly, in compliance with the requirements of Rule 461(a) under the Securities Act of 1933, we have been authorized to represent, and do represent, on behalf of the Registrant and the principal underwriters, that they, respectively, are aware of their obligations under that Act.

* * * * *

Please contact the undersigned at 212-314-5027 or Christopher E. Palmer at 202-346-4253 of Goodwin Procter LLP, if you have any questions.

Very truly yours,

/s/ William J. Evers
William J. Evers

cc:	Christopher E. Palmer, Esq.

Goodwin Procter LLP